Financial and capital risk management - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financial and capital risk management
Cash and cash equivalents	$ 1,316	$ 79	$ 110	$ 406	$ 824	$ 264	$ 264
Commodity price risk
Financial and capital risk management
Percentage of increase (decrease) in price risk	10.00%	10.00%
Amount of increase (decrease) in profit after tax due to increase in commodity prices	$ 8,278	$ 268	1,148
Foreign currency risk
Financial and capital risk management
Cash and cash equivalents	$ 1,316	$ 79	110			264
Credit risk
Financial and capital risk management
Number of customer | customer	1	1
Percentage of trade receivable	100.00%	100.00%
Percentage of total sales	100.00%	100.00%
Liquidity risk
Financial and capital risk management
Cash and cash equivalents	$ 1,316	$ 79	$ 110			$ 264